REVENUE RECOGNITION (Tables)	9 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenues

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Engineering Design Services	$1,400,780	$1,532,414	$4,745,358	$3,659,667
Optical Components	2,609,983	1,927,963	7,842,804	4,873,294
Medical Device Products and Assemblies	1,037,302	1,190,975	2,832,165	2,351,776
Technology Rights	–	–	600,000	–
Total Revenues	$5,048,065	$4,651,352	$16,020,327	$10,884,737

Schedule of contract liabilities

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Contract Liabilities, Beginning of Period	$794,981	$1,137,470	$905,113	$450,084
Assumed in Business Acquisition	–	–	–	826,679
Unearned Revenue Received from Customers	1,020,669	774,316	1,917,775	1,388,700
Revenue Recognized	(427,844)	(893,511)	(1,435,082)	(1,647,188)
Contract Liabilities, End of Period	$1,387,806	$1,018,275	$1,387,806	$1,018,275